Income Taxes - Tax rates (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 30, 2018	Apr. 30, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Statutory tax rate (as a percent)			25.00%	25.00%	25.00%	25.00%
Preferential tax rate			$ 28,773	¥ 197,828
Hong Kong
Income Taxes
Statutory tax rate (as a percent)			16.50%	16.50%
Withholding tax rate (as a percent)			0.00%	0.00%
PRC
Income Taxes
Statutory tax rate (as a percent)			25.00%	25.00%
Withholding tax rate (as a percent)			10.00%	10.00%
Xinzhijiang | PRC
Income Taxes
Preferential tax rate (as a percent)		15.00%
Shanghai Xunmeng | PRC
Income Taxes
Preferential tax rate (as a percent)	15.00%